NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) Number $ / shares shares	Sep. 30, 2017 USD ($)	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($)	Nov. 04, 2016 shares
State of incorporation			Nevada		Nevada
Date of incorporation			Feb. 21, 2014		Feb. 21, 2014
Net loss	$ (113,759)	$ (177,407)	$ (515,516)	$ (374,611)	$ (2,386,864)	$ (515,920)
Net cash used in operating activities			(293,510)	(210,208)	(673,467)	(137,464)
Issuance of common stock for cash			$ 75,000	195,055	$ 795,000	1,125,101
Common stock, price per share | $ / shares	$ 2.00		$ 2.00
Issuance of convertible note			$ 164,500
Number of convertible notes | Number			3
Shares issued | shares							10,830,000
Aggregate Sale of common stock | shares					497,500
Cash	$ 6,924	$ 147,484	$ 6,924	$ 147,484	$ 60,934	$ 212,637
Investor [Member]
Issuance of common stock for cash, Share | shares			37,500
Issuance of common stock for cash			$ 75,000